Related Party Notes (Details) - Scheduled of principal maturities of related party notes payable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Scheduled Of Principal Maturities Of Related Party Notes Payable Abstract
Due on demand	$ 3,755	$ 2,384
2023	4,651	2,695
Total	$ 8,406	$ 14,648